Interest expense	6 Months Ended
Jun. 30, 2026
Interest Expense [Abstract]
Interest expense
6. Interest expense

		Six Months Ended June 30,
	Note	2026	2025
		$	$
Interest accretion on lease liabilities	18	114,097	26,954
Debenture interest	19	5,343,738	4,851,367
Other interest expenses		-	1,522
Total interest expense		5,457,835	4,879,843
Debenture interest for the six months ended June 30, 2026 and 2025 relates to interest accrued on the debt portion of the convertible debentures as disclosed in Note 19.1.
Interest on lease liabilities relates to long-term leases of office, accommodation units, and warehouse premises in Tanzania and Australia as disclosed in Note 18.
Interest expenses incurred on the senior secured bridge loan facility, after offsetting of any interest received on any temporary investment, is capitalized to Exploration and Evaluation assets as these borrowing costs are directly attributable to the development of the Kabanga Nickel Project. For additional information regarding the senior secured bridge loan facility and the capitalization of interest, please refer to Note 19.2 and Note 13.